DEFERRED CHARGES (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Gross Carrying Amount	$ 3,594,846	$ 3,468,585
Accumulated Amortization	1,888,642	1,565,380
Leasing Brokerage Commissions [Member]
Gross Carrying Amount	2,486,928	2,349,667
Accumulated Amortization	1,060,337	796,518
Professional Fees For Leasing [Member]
Gross Carrying Amount	313,183	324,183
Accumulated Amortization	138,161	127,679
Financing Costs [Member]
Gross Carrying Amount	760,671	760,671
Accumulated Amortization	667,436	629,829
Other Deferred Charges [Member]
Gross Carrying Amount	34,064	34,064
Accumulated Amortization	$ 22,708	$ 11,354